Income Taxes (Reconciliations of Differences between Tax Provision Computed at Statutory Rate and Consolidated Provision for Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Income before Income Taxes	¥ 395,730	¥ 435,501	¥ 424,965
Tax provision computed at statutory rate	124,655	138,054	134,714
Increases (reductions) in taxes due to:
Change in valuation allowance	(329)	(6,971)	57
Nondeductible expenses	4,431	3,000	4,550
Nontaxable income	(15,176)	(4,464)	(3,504)
Effect of lower tax rates on certain subsidiaries	(17,950)	(5,713)	(2,780)
Effect of investor taxes on earnings of subsidiaries	(26,756)	3,831	8,650
Effect of the tax rate change related to the new tax law	(1,264)	(16,232)	1,219
Other, net	1,080	2,407	1,133
Provision for income taxes	¥ 68,691	¥ 113,912	¥ 144,039